                             FINANCIAL STATEMENTS

                  AMERICAN REPUBLIC VARIABLE ANNUITY ACCOUNT

                         YEAR ENDED DECEMBER 31, 2000
                     WITH REPORT OF INDEPENDENT AUDITORS

                  AMERICAN REPUBLIC VARIABLE ANNUITY ACCOUNT

                             FINANCIAL STATEMENTS


                         YEAR ENDED DECEMBER 31, 2000






                                   CONTENTS

Report of Independent Auditors..........................................1

Audited Financial Statements

Statements of Net Assets................................................2
Statements of Operations................................................5
Statements of Changes in Net Assets.....................................7
Notes to Financial Statements...........................................9

                          [ERNST & YOUNG LETTERHEAD]


                        Report of Independent Auditors






The Board of Directors
American Republic Insurance Company


We have audited the accompanying individual and combined statements of net assets of each of the divisions of American Republic Variable Annuity Account (comprised of the Money Market, Growth, Growth and Income, Global Equity, Global Income, Strategic Fixed Income and Balanced Divisions) as of December 31, 2000, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of each of the divisions of American Republic Variable Annuity Account at December 31, 2000, and the individual and combined results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                             ERNST & YOUNG LLP

January 17, 2001

      Ernst & Young LLP is a member of Ernst & Young International, Ltd.

                  AMERICAN REPUBLIC VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS

                              DECEMBER 31, 2000




                                                                            COMBINED
                                                                         ----------------
ASSETS
Investments at net asset value:
  Mitchell Hutchins Series Trust Money Market Portfolio, 928,531 shares
    at $1.00 per share (cost - $928,531)                                  $     928,531
  Mitchell Hutchins Series Trust Growth Portfolio, 703,248 shares at
    $14.99 per share (cost - $12,083,851)                                    10,541,694
  Mitchell Hutchins Series Trust Growth and Income Portfolio, 266,488
    shares at $14.52 per share (cost - $3,346,863)                            3,869,406
  Mitchell Hutchins Series Trust Global Equity Portfolio, 229,713
    shares at $13.15 per share (cost - $3,001,634)                            3,020,721
  Mitchell Hutchins Series Trust Global Income Portfolio, 317,078
    shares at $10.74 per share (cost - $3,574,427)                            3,405,413
  Mitchell Hutchins Series Trust Strategic Fixed Income Portfolio,
    190,067 shares at $10.76 per share (cost - $2,062,632)                    2,045,120
  Mitchell Hutchins Series Trust Balanced Portfolio, 491,938 shares at
    $9.94 per share (cost - $5,309,506)                                       4,889,860
                                                                         ----------------
Total net assets (cost - $30,307,444)                                     $  28,700,745
                                                                         ================


     MONEY                     GROWTH AND      GLOBAL        GLOBAL        STRATEGIC
    MARKET         GROWTH        INCOME        EQUITY        INCOME      FIXED INCOME     BALANCED
   DIVISION       DIVISION      DIVISION      DIVISION      DIVISION       DIVISION       DIVISION
------------------------------------------------------------------------------------------------------


   $928,531       $         -   $        -    $        -    $        -     $        -     $        -

          -        10,541,694            -             -             -              -              -

          -                 -    3,869,406             -             -              -              -

          -                 -            -     3,020,721             -              -              -

          -                 -            -             -     3,405,413              -              -

          -                 -            -             -             -      2,045,120              -

          -                 -            -             -             -              -      4,889,860
------------------------------------------------------------------------------------------------------
   $928,531       $10,541,694   $3,869,406    $3,020,721    $3,405,413     $2,045,120     $4,889,860
======================================================================================================

                  AMERICAN REPUBLIC VARIABLE ANNUITY ACCOUNT

Net assets represented by:
  Currently payable annuity contracts:
    Money Market Division                                                    $     3,946
    Growth Division                                                               92,824
    Growth and Income Division                                                    42,206
    Global Equity Division                                                        30,674
    Global Income Division                                                       107,715
    Strategic Fixed Income Division                                               24,093
    Balanced Division                                                            178,438
                                                                           --------------
                                                                                 479,896
                                                      UNITS       VALUE
                                                  -----------------------
  Contracts in accumulation period:
    Money Market Division                              59,422    $15.56          924,585
    Growth Division                                   221,328     47.21       10,448,870
    Growth and Income Division                        177,538     21.56        3,827,200
    Global Equity Division                            152,709     19.58        2,990,047
    Global Income Division                            177,109     18.62        3,297,698
    Strategic Fixed Income Division                   103,073     19.61        2,021,027
    Balanced Division                                 166,308     28.33        4,711,422
                                                                            -------------
                                                                              28,220,849
                                                                            -------------
                                                                             $28,700,745
                                                                            =============



See accompanying notes.

                  AMERICAN REPUBLIC VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS

                         YEAR ENDED DECEMBER 31, 2000




                                                                 MONEY
                                                                 MARKET        GROWTH
                                                  COMBINED      DIVISION      DIVISION
                                               -------------------------------------------
NET INVESTMENT INCOME
Income:
  Dividends                                     $   567,744      $59,552     $         -
  Capital gains distributions                     5,201,303            -       3,642,049
                                               -------------------------------------------
Total investment income                           5,769,047       59,552       3,642,049

Expenses (Note 2):
  Mortality, distribution and expense risk         (499,169)     (18,749)       (201,974)
  Administrative charges                            (22,531)      (1,267)         (6,387)
                                               -------------------------------------------
Total expenses                                     (521,700)     (20,016)       (208,361)
                                               -------------------------------------------
Net investment income                             5,247,347       39,536       3,433,688

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (Note 4)
Net realized gain (loss) on investments             414,566            -         417,685
Change in net unrealized appreciation/
  depreciation of investments                    (9,072,373)           -      (6,798,823)
                                               -------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(3,410,460)     $39,536     $(2,947,450)
                                               ===========================================



See accompanying notes.

                          GLOBAL             GLOBAL           STRATEGIC
      GROWTH              EQUITY             INCOME         FIXED INCOME         BALANCED
AND INCOME DIVISION      DIVISION           DIVISION          DIVISION           DIVISION
-----------------------------------------------------------------------------------------------

    $  16,753            $  33,335          $127,553            $182,164       $   148,387
      332,247              366,254                 -                   -           860,753
-----------------------------------------------------------------------------------------------
      349,000              399,589           127,553             182,164         1,009,140


      (63,089)             (49,360)          (54,844)            (31,423)          (79,730)
       (2,705)              (3,067)           (3,387)             (1,425)           (4,293)
-----------------------------------------------------------------------------------------------
      (65,794)             (52,427)          (58,231)            (32,848)          (84,023)
-----------------------------------------------------------------------------------------------
      283,206              347,162            69,322             149,316           925,117



      280,684               86,466          (131,373)            (48,086)         (190,810)

     (853,329)            (837,306)          155,428             113,348          (851,691)
-----------------------------------------------------------------------------------------------

    $(289,439)           $(403,678)        $  93,377            $214,578       $  (117,384)
===============================================================================================

                  AMERICAN REPUBLIC VARIABLE ANNUITY ACCOUNT

                     STATEMENTS OF CHANGES IN NET ASSETS

                    YEARS ENDED DECEMBER 31, 2000 AND 1999




                                                                                MONEY
                                                                                MARKET
                                                                COMBINED       DIVISION
                                                             ------------------------------
Net assets at January 1, 1999                                  $49,018,674   $2,340,971

Operations:
  Net investment income (loss)                                    (558,345)      38,203
  Net realized gain (loss) on investments                        1,341,051            -
  Change in net unrealized appreciation/depreciation of
    investments                                                  4,099,056            -
                                                             ------------------------------
Net increase (decrease) in net assets resulting from             4,881,762       38,203
  operations

Changes from principal transactions:
  Purchase payments                                                 84,325            -
  Contract distributions and terminations                      (12,338,245)  (1,500,693)
  Transfer payments (to) from other divisions or other
    contracts                                                      147,077      830,368
  Annuity payments and related actuarial adjustment in
    reserves                                                      (137,690)     (12,250)
                                                             ------------------------------
Decrease in net assets derived from principal transactions     (12,244,533)    (682,575)
                                                             ------------------------------
Total decrease                                                  (7,362,771)    (644,372)
                                                             ------------------------------
Net assets at December 31, 1999                                 41,655,903    1,696,599

Operations:
  Net investment income                                          5,247,347       39,536
  Net realized gain (loss) on investments                          414,566            -
  Change in net unrealized appreciation/depreciation of
    investments                                                 (9,072,373)           -
                                                             ------------------------------
Net increase (decrease) in net assets resulting from            (3,410,460)      39,536
  operations

Changes from principal transactions:
  Purchase payments                                                 10,870            -
  Contract distributions and terminations                       (9,181,606)    (990,185)
  Transfer payments (to) from other divisions or other
    contracts                                                          284      294,695
  Annuity payments and related actuarial adjustment in
    reserves                                                      (374,246)    (112,114)
                                                             ------------------------------
Decrease in net assets derived from principal transactions      (9,544,698)    (807,604)
                                                             ------------------------------
Total decrease                                                 (12,955,158)    (768,068)
Net assets at December 31, 2000                                $28,700,745  $   928,531
                                                             ==============================



See accompanying notes.

                 GROWTH AND       GLOBAL        GLOBAL       STRATEGIC
    GROWTH         INCOME         EQUITY        INCOME     FIXED INCOME     BALANCED
   DIVISION       DIVISION       DIVISION      DIVISION      DIVISION       DIVISION
----------------------------------------------------------------------------------------
$16,547,805      $6,813,065    $4,894,522     $6,377,147    $3,340,538    $8,704,626


   (227,605)        (87,161)      (48,064)       (80,260)      (41,535)     (111,923)
    905,995         374,325       161,443       (115,756)      (32,295)       47,339
  3,622,206         158,138       511,379       (171,231)      (71,375)       49,939
----------------------------------------------------------------------------------------
  4,300,596         445,302       624,758       (367,247)     (145,205)      (14,645)


     17,607          33,189         4,324            275         1,000        27,930
 (4,230,169)     (1,803,251)   (1,288,330)    (1,433,680)     (475,074)   (1,607,048)
   (126,702)         99,656      (152,661)      (197,589)     (214,918)      (91,077)
    (20,510)        (17,813)       (3,039)       (19,638)      (10,780)      (53,660)
----------------------------------------------------------------------------------------
 (4,359,774)     (1,688,219)   (1,439,706)    (1,650,632)     (699,772)   (1,723,855)
----------------------------------------------------------------------------------------
    (59,178)     (1,242,917)     (814,948)    (2,017,879)     (844,977)   (1,738,500)
----------------------------------------------------------------------------------------
 16,488,627       5,570,148     4,079,574      4,359,268     2,495,561     6,966,126


  3,433,688         283,206       347,162         69,322       149,316       925,117
    417,685         280,684        86,466       (131,373)      (48,086)     (190,810)
 (6,798,823)       (853,329)     (837,306)       155,428       113,348      (851,691)
----------------------------------------------------------------------------------------
 (2,947,450)       (289,439)     (403,678)        93,377       214,578      (117,384)


      5,010           3,050         2,510              -             -           300
 (2,888,435)     (1,223,009)     (628,051)    (1,009,550)     (602,675)   (1,839,701)
    (45,220)       (135,348)       (7,460)        (8,519)      (60,865)      (36,999)
    (70,838)        (55,996)      (22,174)       (29,163)       (1,479)      (82,482)
----------------------------------------------------------------------------------------
 (2,999,483)     (1,411,303)     (655,175)    (1,047,232)     (665,019)   (1,958,882)
----------------------------------------------------------------------------------------
 (5,946,933)     (1,700,742)   (1,058,853)      (953,855)     (450,441)   (2,076,266)
----------------------------------------------------------------------------------------
$10,541,694      $3,869,406    $3,020,721     $3,405,413    $2,045,120    $4,889,860
========================================================================================

                  AMERICAN REPUBLIC VARIABLE ANNUITY ACCOUNT

                        NOTES TO FINANCIAL STATEMENTS

                              DECEMBER 31, 2000




1. INVESTMENT AND ACCOUNTING POLICIES

ORGANIZATION

American Republic Variable Annuity Account (the "Account") was organized by American Republic Insurance Company (the "Company") in accordance with the provisions of Iowa Insurance laws and is a part of the total operations of the Company. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Account invests solely in specified portfolios of Mitchell Hutchins Series Trust (the "Series Trust"), an open-end management investment company under the Investment Company Act of 1940, as directed by eligible contract owners. All series of shares are diversified except the Global Income Portfolio and Strategic Fixed Income Portfolio.

The Company has elected to terminate sales efforts of the Account. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments or transfers into the Account.

INVESTMENT OPERATIONS

Investments are stated at the closing net asset values per share on December 31, 2000.

The average cost method is used to determine realized gains and losses. Dividends are taken into income on an accrual basis as of the ex-dividend date.

ANNUITY RESERVES

Currently payable annuity contract reserves are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. If the amount paid to the contractholder is less than originally estimated, charges paid for mortality and expense risks are reimbursed to the Company. If additional amounts are required, the Company reimburses the Account.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

                  AMERICAN REPUBLIC VARIABLE ANNUITY ACCOUNT

2. EXPENSES

The Company is compensated for certain expenses. Mortality, distribution, and expense risks assumed by the Company are compensated for by a charge equivalent to an annual rate of 1.40% of the total net assets of each division. These charges amounted to $499,169 in 2000.

An annual contract administration charge of $30 is deducted on the last valuation date of each calendar year, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence prior to the last valuation date of the year. A transfer charge of $10 will be imposed on each transfer between divisions of the account in excess of six in any one calendar year. However, the Company has waived this charge until further notice. An early withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The early withdrawal charge is 5% of the amount withdrawn for purchase payments made within five years prior to the date of withdrawal. A withdrawal transaction charge of $10 will be imposed on each withdrawal in excess of three per calendar year. Total administrative charges amounted to $22,531 in 2000.


3. FEDERAL INCOME TAXES

Operations of the Account are part of the operations of the Company. Under current practice, no federal income taxes are allocated by the Company to the operations of the Account.


4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                          YEAR ENDED                  YEAR ENDED
                                       DECEMBER 31, 2000           DECEMBER 31, 1999
                                   --------------------------  --------------------------
                                    PURCHASES      SALES         PURCHASES     SALES
                                   --------------------------  --------------------------
Portfolio:
  Money Market                     $1,336,385   $ 2,106,728    $1,889,247   $ 2,531,344
  Growth                            4,687,853     4,264,551     2,678,141     5,429,735
  Growth and Income                   437,784     1,570,240       819,169     2,116,362
  Global Equity                       534,897       847,298       891,205     1,524,473
  Global Income                       178,261     1,161,782       512,095     1,818,823
  Strategic Fixed Income              265,149       782,361       252,837       768,131
  Balanced                          1,269,972     2,314,459     1,339,692     2,056,164
                                   --------------------------  --------------------------
                                   $8,710,301   $13,047,419    $8,382,386   $16,245,032
                                   ==========================  ==========================

                  AMERICAN REPUBLIC VARIABLE ANNUITY ACCOUNT

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units were as follows:

                                          YEAR ENDED                  YEAR ENDED
                                       DECEMBER 31, 2000           DECEMBER 31, 1999
                                   --------------------------  --------------------------
                                    PURCHASED     REDEEMED       PURCHASED    REDEEMED
                                   --------------------------  --------------------------
Division:
  Money Market                         83,950      134,812        122,171      167,348
  Growth                               18,206       70,096         17,814      106,857
  Growth and Income                     2,321       65,129         16,658       96,159
  Global Equity                         5,707       37,088          1,651       75,533
  Global Income                         2,882       61,595          1,382       94,759
  Strategic Fixed Income                4,689       40,817          1,524       38,588
  Balanced                              8,896       77,386          3,621       67,131


6. NET ASSETS

Net assets at December 31, 2000 consisted of the following:

                                                 MONEY                        GROWTH
                                                MARKET         GROWTH       AND INCOME
                                COMBINED       DIVISION       DIVISION       DIVISION
                             ------------------------------------------------------------
Unit transactions               $   289,174     $      -     $         -    $        -
Accumulated net investment
  income                         30,018,270      928,531      12,083,851     3,346,863
Net unrealized
  appreciation/depreciation
  of investments                 (1,606,699)           -      (1,542,157)      522,543
                             ------------------------------------------------------------
                                $28,700,745     $928,531     $10,541,694    $3,869,406
                             ============================================================


                                GLOBAL         GLOBAL       STRATEGIC
                                EQUITY         INCOME      FIXED INCOME     BALANCED
                               DIVISION       DIVISION       DIVISION       DIVISION
                             -----------------------------------------------------------
Unit transactions               $        -    $        -     $  289,174    $        -
Accumulated net investment
  income                         3,001,634     3,574,427      1,773,458     5,309,506
Net unrealized
  appreciation/depreciation
  of investments                    19,087      (169,014)       (17,512)     (419,646)
                             -----------------------------------------------------------
                                $3,020,721    $3,405,413     $2,045,120    $4,889,860
                             ===========================================================